Income Taxes, Components of Current and Deferred Portions of Provision for Income Taxes on Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax provision [Abstract]
Federal	$ 44	$ 88	$ 81
State and local	10	8	7
Foreign	56	48	26
Subtotal	110	144	114
Deferred income tax provision/(benefit) [Abstract]
Federal	(16)	25	9
State and local	6	2	7
Foreign	2	0	2
Subtotal	(8)	27	18
Total provision for income taxes	$ 102	$ 171	$ 132